Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
As reflected in the table below, net sales from continuing operations to GM and VW, Delphi's two largest customers, totaled approximately 25%, 24% and 26% of our total net sales for the years ended December 31, 2014, 2013 and 2012, respectively.

	Percentage of Total Net Sales			Accounts and Other Receivables
	Year Ended December 31,			December 31, 2014	December 31, 2013
	2014	2013	2012
				(in millions)
GM	16%	15%	16%	$301	$320
VW	9%	9%	10%	187	177